Debt - Schedule of Debt Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total debt	$ 13,067	$ 14,815
Less: unamortized debt discount	(350)	(437)
Total debt, net of debt discount	12,717	14,378
Current portion of long-term debt	(8,215)	(6,748)
Long - term debt	4,502	7,630
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Total debt	3,000	3,000
Term Loan | 2019 Term Loan
Debt Instrument [Line Items]
Total debt	2,417	3,000
Long - term debt	600
Term Loan | 2018 Term Loan
Debt Instrument [Line Items]
Total debt	5,650	8,815
Long - term debt	5,100	8,300
Term Loan | 2020 Term Loan
Debt Instrument [Line Items]
Total debt	$ 2,000	$ 0